Plant and Equipment (Tables) (US VR Global Inc.)	3 Months Ended	10 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Schedule of Plant and Equipment

Property and equipment consists of the following at:

	March 31, 2018	December 31, 2107
Theme Park project-under construction	$454,000	$250,000
Computers and equipment	223,000	184,000
Furniture and fixtures	26,000	24,000
Leasehold improvement	32,000	30,000
Total property and equipment	735,000	488,000
Accumulated depreciation	(66,000)	(45,000)
Property and equipment, net	$669,000	$443,000

US VR Global Inc. [Member]
Schedule of Plant and Equipment

Plant and equipment as of December 31, 2017 are summarized below:

2017
Equipment – Office	$146,451
Equipment – Theme Park	69,723
Computer	37,197
Furniture and Fittings	23,908
Leasehold Improvement – Office	30,112
Leasehold Improvement – Theme Park	180,604
Total plant and equipment	487,995
Accumulated depreciation	$(44,521)
Plant and equipment, net	$443,474